Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 23, 2018	Jun. 24, 2018
Statement of Financial Position [Abstract]
Allowance for bad debts accounts, accounts receivable	$ 179	$ 158
Common Stock, Par Value	$ .01	$ .01
Common Stock, Shares Authorized	26,000,000	26,000,000
Common Stock, Shares Issued	22,190,515	22,166,674
Common Stock, Shares Outstanding	15,071,311	15,047,470
Treasury Stock, shares	7,119,204	7,119,204